Foreclosed Real Estate - Schedule of Income Expenses for Foreclosed Real Estate (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Banking and Thrift [Abstract]
Loss on sale of foreclosed assets	$ 325,609	$ 37,993
Operating expenses, net of rental income	775,041	697,952
Total	$ 1,100,650	$ 735,945